DEFERRED INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 184,784	$ 153,801	$ 24,651
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance			24,651
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance			$ 72,103
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%